UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      March 31, 2005
                                                   ------------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
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Phone:          208-343-7556
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Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/23/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
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Form 13F Information Table Entry Total:                  60
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Form 13F Information Table Value Total:                $170,841
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts             COM              00751Y106      681    13500 SH       SOLE                    13500
Affiliated Computer            COM              008190100     4915    92320 SH       SOLE                    92320
American Intl. Group           COM              026874107     3311    59754 SH       SOLE                    59754
AmerisourceBergen              COM              03073e105     1750    30550 SH       SOLE                    30550
BP p.l.c                       COM              055622104     4745    76045 SH       SOLE                    76045
Bank of America Corp           COM              060505104     1171    26542 SH       SOLE                    26542
Bed Bath & Beyond              COM              075896100      384    10500 SH       SOLE                    10500
Biomet, Inc.                   COM              090613100     3445    94900 SH       SOLE                    94900
Cardinal Health                COM              14149y108     4057    72700 SH       SOLE                    72700
Caremark RX                    COM              141705103      477    11993 SH       SOLE                    11993
ChevronTexaco Corp             COM              166764100     2118    36318 SH       SOLE                    36318
Cisco Systems Inc              COM              17275r102      394    22025 SH       SOLE                    22025
Citigroup                      COM              172967101     3874    86210 SH       SOLE                    86210
Consolidated Edison            COM              209115104      342     8100 SH       SOLE                     8100
Everest RE Group               COM              g3223r108      306     3600 SH       SOLE                     3600
Express Scripts                COM              302182100     5386    61770 SH       SOLE                    61770
First Data Corp                COM              319963104     5014   127550 SH       SOLE                   127550
Gannett                        COM              364730101     4324    54680 SH       SOLE                    54680
General Electric               COM              369604103     1228    34052 SH       SOLE                    34052
Health Management              COM              421933102     3589   137100 SH       SOLE                   137100
Hilb, Rogal & Hobbs            COM              431294107     4911   137190 SH       SOLE                   137190
Home Depot                     COM              437076102     1386    36255 SH       SOLE                    36255
Int'l Business Mach.           COM              459200101     3080    33700 SH       SOLE                    33700
J.P. Morgan Chase              COM              46625H100     4114   118894 SH       SOLE                   118894
Johnson & Johnson              COM              478160104     4275    63658 SH       SOLE                    63658
Kenneth Cole                   COM              193294105     3098   106300 SH       SOLE                   106300
Lehman Brothers                COM              524908100     7587    80575 SH       SOLE                    80575
Lexmark International          COM              529771107     4234    52950 SH       SOLE                    52950
Lowe's Companies               COM              548661107     8007   140245 SH       SOLE                   140245
MBIA, Inc.                     COM              55262C100     5657   108200 SH       SOLE                   108200
Men's Wearhouse                COM              587118100      253     6000 SH       SOLE                     6000
Merrill Lynch Inc.             COM              590188108     4994    88225 SH       SOLE                    88225
Microsoft                      COM              594918104     3795   157000 SH       SOLE                   157000
Nokia Corp                     COM              654902204      243    15725 SH       SOLE                    15725
O'Reilly Automotive            COM              686091109     2928    59109 SH       SOLE                    59109
PMI Group                      COM              69344M101     5654   148750 SH       SOLE                   148750
Pepsico Inc.                   COM              713448108     5053    95288 SH       SOLE                    95288
Pfizer Inc                     COM              717081103     3858   146877 SH       SOLE                   146877
Radian Group                   COM              750236101      239     5000 SH       SOLE                     5000
Renaissance Re                 COM              g7496g103      350     7500 SH       SOLE                     7500
Royal Dutch Shell              COM              780257804      266     4435 SH       SOLE                     4435
Ruby Tuesday, Inc.             COM              781182100     5179   213200 SH       SOLE                   213200
Sensient Tech.                 COM              81725t100     2511   116475 SH       SOLE                   116475
Southwest Airlines             COM              844741108     5181   363855 SH       SOLE                   363855
Sungard Data Systems           COM              867363103     4756   137865 SH       SOLE                   137865
Symantec                       COM              871503108     1184    55500 SH       SOLE                    55500
TJX Companies Inc              COM              872540109      251    10200 SH       SOLE                    10200
Teleflex                       COM              879369106     2151    42025 SH       SOLE                    42025
Tidewater Inc                  COM              886423102     4947   127300 SH       SOLE                   127300
Transatlantic Holdings         COM              893521104     6062    91550 SH       SOLE                    91550
Tyco Intl Ltd                  COM              902124106     3436    10164 SH       SOLE                    10164
U.S. Bancorp                   COM              902973304      503    17450 SH       SOLE                    17450
Wal-Mart Stores                COM              931142103     3094    61745 SH       SOLE                    61745
Walt Disney Co.                COM              254687106      201     7000 SH       SOLE                     7000
Wells Fargo                    COM              949746101      577     9644 SH       SOLE                     9644
Colonial Properties            COM              195872106     1170    30455 SH       SOLE                    30455
First Industrial Realty        COM              32054K103     1173    31014 SH       SOLE                    31014
Highwoods Property             COM              431284108     1310    48853 SH       SOLE                    48853
Lexington Realty Tr            COM              529043101     1218    55500 SH       SOLE                    55500
Mack-Cali Realty Corp          COM              554489104      445    10500 SH       SOLE                    10500
